Taxation, Differences in Tax Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Tax rate [Abstract]
Tax rate	19.00%
Differences in Income Tax [Abstract]
Loss before taxation	$ (517.8)	$ (2,940.4)	$ (34.1)
Tax at UK corporation tax rate 19.00% (2020: 19.00%, 2019: 19.00%)	(98.4)	(558.7)	(6.5)
Effects of [Abstract]
Tax rates other than the UK standard rate	(8.6)	(78.0)	(4.4)
Intra-Group financing	0.3	(21.0)	(42.8)
Innovation tax credit benefits	(22.3)	(31.8)	(13.5)
US foreign inclusion income	15.5	20.4	43.7
Share options	1.6	4.1	7.1
Movement in deferred tax not recognized	5.3	11.1	14.4
Previously unrecognized temporary differences	0.0	0.0	(29.4)
Impact of rate changes	31.9	35.6	0.0
Goodwill impairment	0.0	592.8	0.0
Expenses not deductible and other permanent differences	14.4	41.2	26.2
Effect of income tax	(60.3)	15.7	(5.2)
Adjustments to tax in respect of previous periods [Abstract]
Current tax	0.9	7.8	(35.3)
Deferred tax	(23.3)	10.7	24.5
Adjustments to tax in respect of previous periods	(22.4)	18.5	(10.8)
Total tax (credit)/charge	$ (82.7)	$ 34.2	$ (16.0)
UK [Member]
Tax rate [Abstract]
Tax rate	19.00%	19.00%	19.00%